Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 149,522,088	$ 107,804,013	$ 16,221,297
Accounts receivable, net		308,677	42,068,760
Interest receivable on sales type leases			5,245,244
VAT receivable	186,415
Prepaid expenses	38,592	55,420	52,760
Other receivables	881,835	35,687	1,031,143
Total current assets	150,628,930	108,203,797	64,619,204
NON-CURRENT ASSETS
Investment in sales-type leases, net			8,287,560
Long term deposit	16,901	16,799	15,712
Operating lease right-of-use assets, net	145,586		54,078
Fixed assets, net	6,266	6,228
Asset subject to buyback		28,910,696	27,044,385
Construction in progress			23,824,202
Total non-current assets	168,753	28,933,723	59,225,937
TOTAL ASSETS	150,797,683	137,137,520	123,845,141
CURRENT LIABILITIES
Accounts payable	76,537	76,074	2,200,220
Taxes payable	2,443,562	3,145,612	4,087,642
Accrued interest on notes	221,996	18,968
Notes payable, net of unamortized OID	7,133,323	3,005,645
Accrued liabilities and other payables	729,781	726,696	1,184,751
Operating lease liability	65,941		56,755
Due to related parties	28,418	28,440	41,174
Interest payable on entrusted loans		10,144,228	8,200,044
Entrusted loan payable		21,896,744	20,480,214
Total current liabilities	10,699,558	39,042,407	36,250,800
NONCURRENT LIABILITIES
Accrued interest on notes			368,362
Income tax payable	5,174,625	5,174,625	5,782,625
Notes payable, net of unamortized OID			1,552,376
Operating lease liability	62,744
Long term payable	462,577	459,777	430,034
Entrusted loan payable	308,385	306,518	286,689
Refundable deposit from customers for systems leasing			544,709
Total noncurrent liabilities	6,008,331	5,940,920	8,964,795
Total liabilities	16,707,889	44,983,327	45,215,595
CONTINGENCIES AND COMMITMENTS
STOCKHOLDERS’ EQUITY
Common stock value	6,729	3,177	2,033
Additional paid in capital	159,591,760	119,748,999	116,682,374
Statutory reserve	15,174,627	15,155,042	14,525,712
Accumulated other comprehensive income (loss)	975,955	273,440	(6,132,614)
Accumulated deficit	(41,659,277)	(43,026,465)	(46,447,959)
Total Company stockholders’ equity	134,089,794	92,154,193	78,629,546
TOTAL LIABILITIES AND EQUITY	$ 150,797,683	$ 137,137,520	$ 123,845,141